Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income taxes

Note 15. Income taxes

The Group is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From the year of assessment 2018/2019 onwards, Hong Kong profits tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000.

Wing Yip was incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. For the years ended December 31, 2025, 2024 and 2023, Wing Yip provided provision of income tax expenses of nil.

PRC

Mainland China

Generally, the Group’s subsidiaries that are considered mainland China resident enterprises under mainland China tax laws are subject to enterprise income tax at a rate of 25% on their worldwide taxable income as determined under such tax laws and accounting standards.

In accordance with the implementation rules of the Enterprise Income Tax Law of the PRC (the “EIT Law”), a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years, and an entity may re-apply for the HNTE certificate upon expiration of the prior certificate. The Company’s subsidiary, Wing Yip GD, was qualified as an HNTE in 2019 and was therefore eligible to enjoy a preferential tax rate of 15% for the years 2019, 2020 and 2021, to the extent it had taxable income under the EIT Law. For fiscal year 2022, Wing Yip GD’s income tax rate was 25%, as it did not re-apply for the HNTE certificate by the end of December 2022 and could not enjoy such tax incentives in 2022. Wing Yip GD re-applied for the HNTE certificate in September 2023 and was qualified as an HNTE in December 2023. Accordingly, Wing Yip GD is eligible to enjoy a preferential tax rate of 15% for the years 2023, 2024 and 2025, to the extent it has taxable income under the EIT Law.

The provision for income tax consisted of the following:

	For the years ended December 31,
	2025	2024	2023
Current income tax expenses	$1,073,538	$837,640	$2,458,123
Deferred income tax expenses	108,814	12,993	20,759
Total income tax expenses	$1,182,352	$850,633	$2,478,882

The following table sets forth reconciliation between the statutory earned income tax rate and the effective income tax:

	Years ended December 31,
	2025	2024	2023
Income before income tax expenses	$9,096,240	$12,100,336	$16,488,795
Income tax computed at statutory EIT rate (25%)	2,274,060	3,025,084	4,122,199
Tax effect of preferential tax treatments	(1,105,286)	(2,317,043)	(1,585,164)
Effect of other non-deductible expenses	29,355	15,065	12,611
Others	(15,777)	127,527	(70,764)
Total	$1,182,352	$850,633	$2,478,882

The significant components of deferred tax liabilities were as following:

	As of December 31, 2025	As of December 31, 2024
Deferred tax liabilities	$1,729,774	$1,550,063
Total deferred tax liabilities	$1,729,774	$1,550,063

The deferred tax liabilities mainly arise from the dividend declared by Wing Yip GD to Wing Yip. The increase from December 31, 2024 to December 31, 2025 was primarily attributable to changes in foreign exchange rates.

Uncertain tax positions

The PRC tax authorities conduct periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Group’s PRC entities. It is therefore uncertain whether the PRC tax authorities may take different views about the Group’s tax filings, which may lead to additional tax liabilities.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2025 and 2024, the Group did not have any significant unrecognized uncertain tax positions.